UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2007
Check here if Amendment                     [   ]    Amendment Number:
This Amendment (Check only one.):           [   ]    is a restatement
                                            [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name              Allen Investment Management LLC
         -------------------------------------------------------------
Address           711 Fifth Avenue
         -------------------------------------------------------------
                  New York, New York 10022
         -------------------------------------------------------------

         -------------------------------------------------------------

Form 13F File Number:  028-11378



     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Howard M. Felson
         -----------------------------------------------------------------
Title:          Vice President
         -----------------------------------------------------------------
Phone:          (212) 832-8000
         -----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ HOWARD M. FELSON           New York, New York       January 29, 2008
----------------------        --------------------     -----------------------
     [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





Report Summary:

Number of Other Included Managers:                                        1

Form 13F Information Table Entry Total:                                  82

Form 13F Information Table Value Total:                        $445,393,130


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File

No.     Form 13F File No.       Name
---     ----------------        ----------------------------
1.      028-12302               Allen Operations LLC



       ITEM 1                 ITEM 2            ITEM 3        ITEM 4              ITEM 5

                                                              TOTAL
   NAME OF ISSUER             CLASS          CUSIP NUMBER     VALUE       POSITION    CLASS

ACME UTD CORP                 COM            004816104       269,026       18,879      SHS
AFC ENTERPRISES INC           COM            00104Q107       226,400       20,000      SHS
ALTRIA GROUP INC              COM            02209S103     7,633,580      101,000      SHS
AMBASSADORS GROUP INC         COM            023177108       878,880       48,000      SHS
AMERICA MOVIL SAB DE CV       SPON ADR L SHS 02364W105     5,586,490       91,000      SHS
AMERICAN INDEPENDENCE CORP    COM NEW        026760405     1,205,885      133,247      SHS
AMERICAN TOWER CORP           CL A           029912201    13,234,116      310,660      SHS
ANADARKO PETE CORP            COM            032511107    16,234,495      247,138      SHS
ASSURED GUARANTY LTD          COM            G0585R106     1,061,600       40,000      SHS
BEA SYS INC                   COM            073325102     4,847,616      307,200      SHS
BEA SYS INC                   COM            073325102     7,776,384      492,800      SHS
BERKSHIRE HATHAWAY INC DEL    CL A           084670108    37,524,000          265      SHS
BLACKSTONE GROUP L P          COM UNIT LTD   09253U108     1,106,500       50,000      SHS
BLACKSTONE GROUP L P          COM UNIT LTD   09253U108     9,560,160      432,000      SHS
CARBO CERAMICS INC            COM            140781105       372,000       10,000      SHS
CARRIZO OIL & CO INC          COM            144577103     1,149,750       21,000      SHS
CENTRAL EUROPEAN DIST CORP    COM            153435102     1,568,160       27,000      SHS
CISCO SYS INC                 COM            17275R102     5,007,950      185,000      SHS
CLEVELAND CLIFFS INC          COM            185896107     4,062,240       40,300      SHS
COMPANHIA VALE DO RIO DOCE    SPONSORED ADR  204412209       947,430       29,000      SHS
CONOCOPHILLIPS                COM            20825C104    13,583,189      153,830      SHS
CONTANGO OIL & GAS COMPANY    COM NEW        21075N204     1,129,758       22,200      SHS
CSS INDS INC                  COM            125906107       245,890        6,700      SHS
CVS CAREMARK CORPORATION      COM            126650100    12,258,503      308,390      SHS
DELL INC                      COM            24702R101     8,039,280      328,000      SHS
DIOMED HOLDINGS INC           COM NEW        25454R207        66,535      207,921      SHS
E M C CORP MASS               COM            268648102     8,523,800      460,000      SHS
FREEPORT-MCMORAN COPPER & GO  COM            35671D857     1,126,840       11,000      SHS
FREEPORT-MCMORAN COPPER & GO  COM            35671D857    13,368,420      130,500      SHS
GENESCO INC                   COM            371532102     1,814,400       48,000      SHS
GENESCO INC                   COM            371532102     2,910,600       77,000      SHS
GOOGLE INC                    CL A           38259P508     3,630,270        5,250      SHS
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B     400506101       803,340       18,000      SHS
HELIX ENERGY SOLUTIONS GRP I  COM            42330P107     1,245,000       30,000      SHS
HELIX ENERGY SOLUTIONS GRP I  COM            42330P107     8,300,000      200,000      SHS
HOUSEVALUES INC               COM            44183Y102       263,884       85,124      SHS
INDEPENDENCE HLDG CO NEW      COM NEW        453440307     1,218,296       96,308      SHS
INTEL CORP                    COM            458140100     8,611,180      323,000      SHS
INVESCO LTD                   SHS            G491BT108       941,400       30,000      SHS
INVESCO LTD                   SHS            G491BT108    10,198,500      325,000      SHS
INVESTMENT TECHNOLOGY GRP NE  COM            46145F105     4,568,640       96,000      SHS
INVESTMENT TECHNOLOGY GRP NE  COM            46145F105     7,328,860      154,000      SHS
JANUS CAP GROUP INC           COM            47102X105     8,541,000      260,000      SHS
JOURNAL COMMUNICATIONS INC    CL A           481130102       804,600       90,000      SHS
KBR INC                       COM            48242W106       388,000       10,000      SHS
MASTERCARD INC                CL A           57636Q104     1,936,800        9,000      SHS
MASTERCARD INC                CL A           57636Q104    14,788,544       68,720      SHS
MIDWEST AIR GROUP INC         COM            597911106     1,943,728      131,333      SHS
MIDWEST AIR GROUP INC         COM            597911106     3,118,064      210,680      SHS
MOSAIC CO                     COM            61945A107     8,018,900       85,000      SHS
NASDAQ STOCK MARKET INC       COM            631103108     5,226,144      105,600      SHS
NASDAQ STOCK MARKET INC       COM            631103108     8,383,606      169,400      SHS
NASDAQ STOCK MARKET INC       COM            631103108    10,739,330      217,000      SHS
NATIONAL DENTEX CORP          COM            63563H109     1,311,808       82,400      SHS
NEXCEN BRANDS INC             COM            653351106       750,200      155,000      SHS
ORIENT-EXPRESS HOTELS LTD     CL A           G67743107     7,178,496      124,800      SHS
ORIENT-EXPRESS HOTELS LTD     CL A           G67743107    11,515,504      200,200      SHS
PENN NATL GAMING INC          COM            707569109     5,831,136       97,920      SHS
PENN NATL GAMING INC          COM            707569109     9,354,114      157,080      SHS
PLAINS EXPL& PRODTN CO        COM            726505100     7,776,000      144,000      SHS
PLAINS EXPL& PRODTN CO        COM            726505100    12,474,000      231,000      SHS
POWERSHARES QQQ TRUST         UNIT SER 1     73935A104     9,219,600      180,000      SHS
PRESSTEK INC                  COM            741113104       742,400      145,000      SHS
QUINTANA MARITIME LTD         SHS            Y7169G109     3,970,944      172,800      SHS
QUINTANA MARITIME LTD         SHS            Y7169G109     6,370,056      277,200      SHS
REDWOOD TR INC                COM            758075402       342,400       10,000      SHS
RELM WIRELESS CORP            COM            759525108       386,136      122,583      SHS
RIO TINTO PLC                 SPONSORED ADR  767204100     4,837,248       11,520      SHS
RIO TINTO PLC                 SPONSORED ADR  767204100     7,759,752       18,480      SHS
RUBY TUESDAY INC              COM            781182100       146,250       15,000      SHS
SCHLUMBERGER LTD              COM            806857108     8,066,340       82,000      SHS
SHAW GROUP INC                COM            820280105     8,822,427      145,970      SHS
STARRETT L S CO               CL A           855668109       771,096       45,600      SHS
TERNIUM SA                    SPON ADR       880890108     1,042,860       26,000      SHS
TGC INDS INC                  COM NEW        872417308       668,118       69,235      SHS
TRANSOCEAN INC NEW            SHS            G90073100     5,752,053       40,182      SHS
UNITEDHEALTH GROUP INC        COM            91324P102     6,984,000      120,000      SHS
URS CORP NEW                  COM            903236107     7,337,429      135,053      SHS
VENTANA MED SYS INC           COM            92276H106     5,861,856       67,200      SHS
VENTANA MED SYS INC           COM            92276H106     9,403,394      107,800      SHS
WELLPOINT INC                 COM            94973V107     5,263,800       60,000      SHS
WEYCO GROUP INC               COM            962149100     1,135,750       41,300      SHS


                                                          -------------
                                                           445,393,130
                                                          =============




      ITEM 1                               ITEM 6            ITEM 7                 ITEM 8
                              --INVESTMENT DISCRETION---                   ---VOTING AUTHORITY---
                               (a)        (b)       (C)                   (a)       (b)      (C)
  NAME OF ISSUER               SOLE      SHARED    OTHER    MANAGERS      SOLE     SHARED   OTHER


ACME UTD CORP                           18,879                  1        18,879
AFC ENTERPRISES INC                     20,000                  1        20,000
ALTRIA GROUP INC                       101,000                  1       101,000
AMBASSADORS GROUP INC                   48,000                  1        48,000
AMERICA MOVIL SAB DE CV                 91,000                  1        91,000
AMERICAN INDEPENDENCE CORP             133,247                  1       133,247
AMERICAN TOWER CORP                    310,660                  1       310,660
ANADARKO PETE CORP                     247,138                  1       247,138
ASSURED GUARANTY LTD                    40,000                  1        40,000
BEA SYS INC                            307,200                  1       307,200
BEA SYS INC                            492,800                  1       492,800
BERKSHIRE HATHAWAY INC DEL                 265                  1           265
BLACKSTONE GROUP L P                    50,000                  1        50,000
BLACKSTONE GROUP L P                   432,000                  1       432,000
CARBO CERAMICS INC                      10,000                  1        10,000
CARRIZO OIL & CO INC                    21,000                  1        21,000
CENTRAL EUROPEAN DIST CORP              27,000                  1        27,000
CISCO SYS INC                          185,000                  1       185,000
CLEVELAND CLIFFS INC                    40,300                  1        40,300
COMPANHIA VALE DO RIO DOCE              29,000                  1        29,000
CONOCOPHILLIPS                         153,830                  1       153,830
CONTANGO OIL & GAS COMPANY              22,200                  1        22,200
CSS INDS INC                             6,700                  1         6,700
CVS CAREMARK CORPORATION               308,390                  1       308,390
DELL INC                               328,000                  1       328,000
DIOMED HOLDINGS INC                    207,921                  1       207,921
E M C CORP MASS                        460,000                  1       460,000
FREEPORT-MCMORAN COPPER & GO            11,000                  1        11,000
FREEPORT-MCMORAN COPPER & GO           130,500                  1       130,500
GENESCO INC                             48,000                  1        48,000
GENESCO INC                             77,000                  1        77,000
GOOGLE INC                               5,250                  1         5,250
GPO AEROPORTUARIO DEL PAC SA            18,000                  1        18,000
HELIX ENERGY SOLUTIONS GRP I            30,000                  1        30,000
HELIX ENERGY SOLUTIONS GRP I           200,000                  1       200,000
HOUSEVALUES INC                         85,124                  1        85,124
INDEPENDENCE HLDG CO NEW                96,308                  1        96,308
INTEL CORP                             323,000                  1       323,000
INVESCO LTD                             30,000                  1        30,000
INVESCO LTD                            325,000                  1       325,000
INVESTMENT TECHNOLOGY GRP NE            96,000                  1        96,000
INVESTMENT TECHNOLOGY GRP NE           154,000                  1       154,000
JANUS CAP GROUP INC                    260,000                  1       260,000
JOURNAL COMMUNICATIONS INC              90,000                  1        90,000
KBR INC                                 10,000                  1        10,000
MASTERCARD INC                           9,000                  1         9,000
MASTERCARD INC                          68,720                  1        68,720
MIDWEST AIR GROUP INC                  131,333                  1       131,333
MIDWEST AIR GROUP INC                  210,680                  1       210,680
MOSAIC CO                               85,000                  1        85,000
NASDAQ STOCK MARKET INC                105,600                  1       105,600
NASDAQ STOCK MARKET INC                169,400                  1       169,400
NASDAQ STOCK MARKET INC                217,000                  1       217,000
NATIONAL DENTEX CORP                    82,400                  1        82,400
NEXCEN BRANDS INC                      155,000                  1       155,000
ORIENT-EXPRESS HOTELS LTD              124,800                  1       124,800
ORIENT-EXPRESS HOTELS LTD              200,200                  1       200,200
PENN NATL GAMING INC                    97,920                  1        97,920
PENN NATL GAMING INC                   157,080                  1       157,080
PLAINS EXPL& PRODTN CO                 144,000                  1       144,000
PLAINS EXPL& PRODTN CO                 231,000                  1       231,000
POWERSHARES QQQ TRUST                  180,000                  1       180,000
PRESSTEK INC                           145,000                  1       145,000
QUINTANA MARITIME LTD                  172,800                  1       172,800
QUINTANA MARITIME LTD                  277,200                  1       277,200
REDWOOD TR INC                          10,000                  1        10,000
RELM WIRELESS CORP                     122,583                  1       122,583
RIO TINTO PLC                           11,520                  1        11,520
RIO TINTO PLC                           18,480                  1        18,480
RUBY TUESDAY INC                        15,000                  1        15,000
SCHLUMBERGER LTD                        82,000                  1        82,000
SHAW GROUP INC                         145,970                  1       145,970
STARRETT L S CO                         45,600                  1        45,600
TERNIUM SA                              26,000                  1        26,000
TGC INDS INC                            69,235                  1        69,235
TRANSOCEAN INC NEW                      40,182                  1        40,182
UNITEDHEALTH GROUP INC                 120,000                  1       120,000
URS CORP NEW                           135,053                  1       135,053
VENTANA MED SYS INC                     67,200                  1        67,200
VENTANA MED SYS INC                    107,800                  1       107,800
WELLPOINT INC                           60,000                  1        60,000
WEYCO GROUP INC                         41,300                  1        41,300


